Intangible assets	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6 Intangible assets

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Software development costs	2,089,338	2,499,461	1,844,348
Accumulated amortization	(542,482)	(774,978)	(571,855)
Intangible assets, net of accumulated amortization	1,546,856	1,724,483	1,272,493

Based on the carrying value of definite-lived intangible assets as of June 30, 2024, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
For six months period ended June 30,	S$
2025	249,946
2026	249,946
2027	217,256
2028	41,012
Total amortization expense	758,160

Amortization expense of intangible assets for the six months ended Jun 30, 2024 is S$232,497 (US$ 171,559).

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS